Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Security—0.3%
Non-Agency—0.3%
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(2)	$180	$182
Total Mortgage-Backed Security (Identified Cost $180)		182

Corporate Bonds and Notes—90.4%
Communication Services—15.2%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	400	405
Altice France S.A. 144A 7.375%, 5/1/26(1)	340	358
ANGI Group LLC 144A 3.875%, 8/15/28(1)	310	316
Cars.com, Inc. 144A 6.375%, 11/1/28(1)	295	313
CCO Holdings LLC
144A 5.125%, 5/1/27(1)	350	371
144A 4.750%, 3/1/30(1)	325	351
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)	265	276
Clear Channel Worldwide Holdings, Inc.
9.250%, 2/15/24	163	165
144A 5.125%, 8/15/27(1)	100	101
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(1)	175	187
CSC Holdings LLC 144A 5.750%, 1/15/30(1)	600	658
Diamond Sports Group LLC
144A 5.375%, 8/15/26(1)	105	85
144A 6.625%, 8/15/27(1)(3)	280	169
DISH DBS Corp.
5.875%, 7/15/22	95	99
7.750%, 7/1/26	160	179
Frontier Communications Corp. 144A 6.750%, 5/1/29(1)	390	417
iHeartCommunications, Inc. 8.375%, 5/1/27	272	290
Level 3 Financing, Inc.
144A 4.250%, 7/1/28(1)	75	77
144A 3.625%, 1/15/29(1)	305	304
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(1)	290	297
144A 4.750%, 10/15/27(1)	195	200
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(1)	210	191
Meredith Corp. 6.875%, 2/1/26	330	322
Northwest Fiber LLC 144A 10.750%, 6/1/28(1)	265	302
Outfront Media Capital LLC 144A 6.250%, 6/15/25(1)	265	280
Radiate Holdco LLC
144A 4.500%, 9/15/26(1)	140	144
144A 6.500%, 9/15/28(1)	235	247
Sprint Corp. 7.875%, 9/15/23	260	301
Telesat Canada 144A 6.500%, 10/15/27(1)	575	601
	Par Value	Value

Communication Services—continued
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	$235	$254
Twitter, Inc. 144A 3.875%, 12/15/27(1)	300	320
Univision Communications, Inc.
144A 5.125%, 2/15/25(1)	325	328
144A 9.500%, 5/1/25(1)	85	95
Virgin Media Finance plc 144A 5.000%, 7/15/30(1)	250	259
		9,262

Consumer Discretionary—14.3%
99 Escrow Issuer, Inc. 144A 7.500%, 1/15/26(1)	25	25
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	410	432
Aramark Services, Inc. 144A 6.375%, 5/1/25(1)	260	278
Aston Martin Capital Holdings Ltd. 144A 10.500%, 11/30/25(1)	320	352
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	135	144
144A 8.125%, 7/1/27(1)	105	116
Carnival Corp.
144A 11.500%, 4/1/23(1)	160	185
144A 7.625%, 3/1/26(1)	40	44
Carvana Co.
144A 5.625%, 10/1/25(1)	235	241
144A 5.875%, 10/1/28(1)	120	125
Clarios Global LP 144A 8.500%, 5/15/27(1)	255	277
Dana, Inc. 5.375%, 11/15/27	317	336
Dave & Buster’s, Inc. 144A 7.625%, 11/1/25(1)	50	53
Diamond Resorts International, Inc. 144A 10.750%, 9/1/24(1)	250	251
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(1)	280	284
FirstCash, Inc. 144A 4.625%, 9/1/28(1)	250	258
Ford Motor Co.
9.000%, 4/22/25	108	133
9.625%, 4/22/30	69	97
Ford Motor Credit Co. LLC
5.125%, 6/16/25	285	310
4.125%, 8/17/27	200	209
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)	315	296
Golden Nugget, Inc. 144A 8.750%, 10/1/25(1)(3)	260	268
Hanesbrands, Inc. 144A 5.375%, 5/15/25(1)	235	249
International Game Technology plc 144A 6.250%, 1/15/27(1)	200	229
M/I Homes, Inc. 4.950%, 2/1/28	280	296
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	295	299
MGM Growth Properties Operating Partnership LP 4.500%, 1/15/28	120	128
See Notes to Schedule of Investments

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	$115	$121
PulteGroup, Inc. 7.875%, 6/15/32	180	269
Royal Caribbean Cruises Ltd. 144A 9.125%, 6/15/23(1)	80	87
Scientific Games International, Inc.
144A 5.000%, 10/15/25(1)	250	258
144A 8.250%, 3/15/26(1)	120	129
144A 7.000%, 5/15/28(1)	160	172
Station Casinos LLC 144A 4.500%, 2/15/28(1)	335	337
Tenneco, Inc. 5.375%, 12/15/24	150	145
Vista Outdoor, Inc. 5.875%, 10/1/23	185	187
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	545	569
Wynn Macau Ltd. 144A 5.625%, 8/26/28(1)	500	524
		8,713

Consumer Staples—3.4%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(1)	585	622
Chobani LLC 144A 7.500%, 4/15/25(1)	315	330
Dole Food Co., Inc. 144A 7.250%, 6/15/25(1)	325	332
H-Food Holdings LLC 144A 8.500%, 6/1/26(1)	270	282
Kronos Acquisition Holdings, Inc.
144A 9.000%, 8/15/23(1)	195	200
144A 5.000%, 12/31/26(1)	5	5
144A 7.000%, 12/31/27(1)	45	47
Prestige Brands, Inc. 144A 6.375%, 3/1/24(1)	255	261
		2,079

Energy—11.3%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	285	242
American Midstream Partners LP 144A 9.500%, 12/15/21(1)	175	174
Antero Midstream Partners LP
144A 7.875%, 5/15/26(1)	150	155
144A 5.750%, 1/15/28(1)	340	326
Apache Corp. 4.625%, 11/15/25	290	304
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	200	200
Blue Racer Midstream LLC
144A 6.125%, 11/15/22(1)	165	165
144A 7.625%, 12/15/25(1)	25	27
BP Capital Markets plc 4.875% (4)	285	318
Callon Petroleum Co. 6.125%, 10/1/24	141	81
Cheniere Energy Partners LP
5.625%, 10/1/26	160	167
4.500%, 10/1/29	235	249
	Par Value	Value

Energy—continued
Cheniere Energy, Inc. 144A 4.625%, 10/15/28(1)	$175	$184
Citgo Holding, Inc. 144A 9.250%, 8/1/24(1)	140	129
Continental Resources, Inc. 4.375%, 1/15/28	330	337
CrownRock LP 144A 5.625%, 10/15/25(1)	260	265
CSI Compressco LP 7.250%, 8/15/22	205	170
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	75	82
144A 6.500%, 7/1/27(1)	90	101
Geopark Ltd. 144A 6.500%, 9/21/24(1)	215	223
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)	115	1
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	210	217
NuStar Logistics LP 6.375%, 10/1/30	110	125
Occidental Petroleum Corp.
2.700%, 8/15/22	83	83
5.875%, 9/1/25	130	138
5.500%, 12/1/25	70	73
3.500%, 8/15/29	160	146
6.625%, 9/1/30	135	147
6.125%, 1/1/31	115	123
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	175	186
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	300	275
Sunoco LP 144A 4.500%, 5/15/29(1)	435	452
Targa Resources Partners LP
5.875%, 4/15/26	285	302
144A 4.875%, 2/1/31(1)	120	130
Transocean, Inc. 144A 11.500%, 1/30/27(1)	143	102
USA Compression Partners LP 6.875%, 4/1/26	170	178
WPX Energy, Inc. 4.500%, 1/15/30	290	307
		6,884

Financials—4.1%
Acrisure LLC
144A 8.125%, 2/15/24(1)	95	101
144A 7.000%, 11/15/25(1)	240	250
ICAHN Enterprises LP
6.250%, 5/15/26	220	233
5.250%, 5/15/27	265	284
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	305	300
Navient Corp. 5.875%, 10/25/24	185	197
NMI Holdings, Inc. 144A 7.375%, 6/1/25(1)	135	151
OneMain Finance Corp.
6.875%, 3/15/25	370	430
7.125%, 3/15/26	85	100

See Notes to Schedule of Investments

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Financials—continued
Voya Financial, Inc. 5.650%, 5/15/53	$440	$466
		2,512

Health Care—10.3%
AdaptHealth LLC 144A 4.625%, 8/1/29(1)	45	46
Advanz Pharma Corp., Ltd. 8.000%, 9/6/24	41	41
Akumin, Inc. 144A 7.000%, 11/1/25(1)	320	336
Avantor Funding, Inc. 144A 4.625%, 7/15/28(1)	70	74
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(1)	135	151
144A 8.500%, 1/31/27(1)	270	300
Bausch Health Cos., Inc. 144A 7.000%, 1/15/28(1)	190	209
Change Healthcare Holdings LLC 144A 5.750%, 3/1/25(1)	260	265
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	325	340
Community Health Systems, Inc. 144A 6.625%, 2/15/25(1)	280	295
DaVita, Inc. 144A 3.750%, 2/15/31(1)	330	335
Endo Dac 144A 9.500%, 7/31/27(1)	50	56
HCA, Inc. 5.375%, 2/1/25	330	371
Jaguar Holding Co. II 144A 5.000%, 6/15/28(1)	215	230
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(1)	5	5
144A 4.375%, 2/15/27(1)	290	294
LifePoint Health, Inc. 144A 5.375%, 1/15/29(1)	100	100
Ortho-Clinical Diagnostics, Inc.
144A 7.375%, 6/1/25(1)	140	149
144A 7.250%, 2/1/28(1)	135	142
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	256	278
Select Medical Corp. 144A 6.250%, 8/15/26(1)	440	474
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	180	183
144A 10.000%, 4/15/27(1)	130	144
Syneos Health, Inc. 144A 3.625%, 1/15/29(1)	80	80
Tenet Healthcare Corp.
144A 4.875%, 1/1/26(1)	180	188
144A 6.250%, 2/1/27(1)	130	138
144A 5.125%, 11/1/27(1)	60	64
144A 7.500%, 4/1/25(1)	80	87
7.000%, 8/1/25	180	186
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	245	235
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(1)	470	482
		6,278

	Par Value	Value

Industrials—11.8%
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(1)	$380	$405
American Airlines, Inc. 144A 11.750%, 7/15/25(1)	530	611
Boeing Co. (The)
3.750%, 2/1/50	325	341
5.930%, 5/1/60	231	327
Bombardier, Inc.
144A 8.750%, 12/1/21(1)	125	130
144A 7.500%, 12/1/24(1)	155	149
CP Atlas Buyer, Inc. 144A 7.000%, 12/1/28(1)	290	301
Fortress Transportation & Infrastructure Investors LLC
144A 6.750%, 3/15/22(1)	90	90
144A 6.500%, 10/1/25(1)	235	246
144A 9.750%, 8/1/27(1)	40	46
GFL Environmental, Inc.
144A 8.500%, 5/1/27(1)	72	80
144A 4.000%, 8/1/28(1)	225	227
Hillenbrand, Inc. 5.000%, 9/15/26	460	516
Howmet Aerospace, Inc. 6.875%, 5/1/25	180	212
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)	310	322
Norwegian Air Shuttle ASA Pass-Through Trust 2016-1, A 144A 4.875%, 5/10/28(1)	580	529
Signature Aviation US Holdings, Inc. 144A 4.000%, 3/1/28(1)	595	599
Spirit AeroSystems, Inc.
3.950%, 6/15/23	165	162
144A 5.500%, 1/15/25(1)	290	306
Standard Industries, Inc. 144A 4.375%, 7/15/30(1)	370	396
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)	295	305
TransDigm, Inc.
144A 6.250%, 3/15/26(1)	115	122
5.500%, 11/15/27	450	473
Uber Technologies, Inc. 144A 7.500%, 5/15/25(1)	270	292
		7,187

Information Technology—6.0%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(1)	170	184
Black Knight InfoServ LLC 144A 3.625%, 9/1/28(1)	325	333
Dun & Bradstreet Corp. (The) 144A 10.250%, 2/15/27(1)	84	95
J2 Global, Inc. 144A 4.625%, 10/15/30(1)	335	353
Microchip Technology, Inc. 144A 4.250%, 9/1/25(1)	280	296
NCR Corp.
144A 5.000%, 10/1/28(1)	30	32
144A 5.250%, 10/1/30(1)	30	32
Open Text Holdings, Inc. 144A 4.125%, 2/15/30(1)	305	324

See Notes to Schedule of Investments

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	$435	$461
Seagate HDD Cayman 144A 3.375%, 7/15/31(1)	310	312
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	300	320
Veritas US, Inc. 144A 7.500%, 9/1/25(1)	290	298
ViaSat, Inc. 144A 5.625%, 9/15/25(1)	305	312
Xerox Holdings Corp. 144A 5.500%, 8/15/28(1)	295	313
		3,665

Materials—9.2%
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(1)(5)	595	635
Atotech Alpha 3 B.V. 144A 6.250%, 2/1/25(1)	280	285
Chemours Co. (The) 144A 5.750%, 11/15/28(1)	280	286
Cleveland-Cliffs, Inc.
144A 6.750%, 3/15/26(1)	115	124
144A 7.000%, 3/15/27(1)	170	164
Hecla Mining Co. 7.250%, 2/15/28	305	333
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(1)	315	319
Kaiser Aluminum Corp.
144A 6.500%, 5/1/25(1)	45	48
144A 4.625%, 3/1/28(1)	305	316
Kraton Polymers LLC
144A 7.000%, 4/15/25(1)	262	276
144A 4.250%, 12/15/25(1)	75	77
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)	300	303
Novelis Corp. 144A 4.750%, 1/30/30(1)	300	323
Olin Corp. 5.625%, 8/1/29	320	348
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(1)	250	265
Teck Resources Ltd. 6.125%, 10/1/35	265	341
TPC Group, Inc. 144A 10.500%, 8/1/24(1)	270	223
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)	150	160
144A 6.625%, 11/1/25(1)	265	269
United States Steel Corp.
6.250%, 3/15/26	235	215
144A 12.000%, 6/1/25(1)	270	312
		5,622

Real Estate—3.4%
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(1)	345	354
Iron Mountain, Inc. 144A 4.875%, 9/15/29(1)	315	332
iStar, Inc. 4.250%, 8/1/25	290	287
	Par Value	Value

Real Estate—continued
MPT Operating Partnership LP 3.500%, 3/15/31	$315	$325
Service Properties Trust
5.500%	150	164
7.500%, 9/15/25	270	311
Uniti Group, Inc. 144A 7.125%, 12/15/24(1)	300	303
		2,076

Utilities—1.4%
Ferrellgas Partners LP 8.625%, 6/15/20(6)	140	38
PG&E Corp. 5.250%, 7/1/30	295	324
Talen Energy Supply LLC 144A 6.625%, 1/15/28(1)	205	214
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(1)	240	270
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(1)(7)	500	—
		846

Total Corporate Bonds and Notes (Identified Cost $52,843)		55,124

Leveraged Loans(2)—6.2%
Aerospace—0.5%
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27	295	307
Consumer Non-Durables—0.6%
Diamond (BC) B.V. (3 month LIBOR + 3.000%) 3.214%, 9/6/24	185	182
Parfums Holding Co., Inc. First Lien (3 month LIBOR + 4.000%) 4.000%, 6/30/24	168	166
		348

Energy—0.5%
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24	85	84
Fieldwood Energy LLC First Lien (3 month PRIME + 4.250%) 0.000%, 4/11/22(8)	245	55
Traverse Midstream Partners LLC (1 month LIBOR + 5.500%) 6.500%, 9/27/24	196	192
		331

Financial—0.2%
Asurion LLC Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 6.647%, 8/4/25	120	121

See Notes to Schedule of Investments

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Food / Tobacco—0.2%
Milk Specialties Co. (1 month LIBOR + 4.000%) 5.000%, 8/16/23	$141	$140
Forest Prod / Containers—0.5%
Klockner Pentaplast of America, Inc. (3 month LIBOR + 4.250%) 5.250%, 6/30/22	301	300
Gaming / Leisure—0.4%
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24	248	227
Healthcare—1.5%
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.897%, 10/10/25	134	111
One Call Corp. First Lien (3 month LIBOR + 5.250%) 6.250%, 11/27/22	491	474
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.897%, 7/2/25	322	311
		896

Information Technology—0.0%
Ultimate Software Group, Inc. (The) Second Lien (3 month LIBOR + 6.750%) 7.500%, 5/3/27	15	15
Manufacturing—0.5%
U.S. Farathane LLC Tranche B-4 (3 month LIBOR + 3.500%) 4.500%, 12/23/21	297	274
Media / Telecom - Cable/Wireless Video—0.3%
Intelsat Jackson Holdings S.A. Tranche B-5 (6 month LIBOR + 8.625%) 8.625%, 1/2/24(8)	186	189
Service—0.6%
Carlisle Food Service Products, Inc. First Lien (3 month LIBOR + 3.000%) 4.000%, 3/20/25	79	73
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.750%) 3.898%, 2/6/26	149	149
TKC Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 4.750%, 2/1/23	152	149
		371

Transportation - Automotive—0.4%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23	256	238
Total Leveraged Loans (Identified Cost $3,918)		3,757

	Shares	Value
Preferred Stock—0.4%
Financials—0.4%
Citigroup, Inc. Series T, 6.250%	190(9)	$218
Total Preferred Stock (Identified Cost $192)		218

Common Stocks—0.2%
Communication Services—0.0%
Clear Channel Outdoor Holdings, Inc.(10)	7,282	12
Consumer Discretionary—0.2%
MYT Holding LLC Class B(7)(10)	33,144	86
Energy—0.0%
Frontera Energy Corp.	1,088	3
Financials—0.0%
Neiman Marcus Group, Inc.(10)	116	7
Total Common Stocks (Identified Cost $259)		108

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(10)	8,563	8
Total Rights (Identified Cost $7)		8

Warrant—0.0%
Communication Services—0.0%
iHeartMedia, Inc.	3,097	35
Total Warrant (Identified Cost $54)		35

Total Long-Term Investments—97.5% (Identified Cost $57,453)		59,432

Short-Term Investment—0.8%
Securities Lending Collateral—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(11)(12)	453,544	454
Total Short-Term Investment (Identified Cost $454)		454

TOTAL INVESTMENTS—98.3% (Identified Cost $57,907)		$59,886
Other assets and liabilities, net—1.7%		1,053
NET ASSETS—100.0%		$60,939

See Notes to Schedule of Investments

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities amounted to a value of $40,326 or 66.2% of net assets.
(2)	Variable rate security. Rate disclosed is as of December 31, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	All or a portion of security is on loan.
(4)	No contractual maturity date.
(5)	100% of the income received was in cash.
(6)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Security in default, interest payments are being received during the bankruptcy proceedings.
(9)	Value shown as par value.
(10)	Non-income producing.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	84%
Canada	5
Luxembourg	3
Cayman Islands	1
Netherlands	1
United Kingdom	1
Norway	1
Other	4
Total	100%
† % of total investments as of December 31, 2020.
The following table summarizes the market value of the Fund’s investments as of December 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$55,124	$—	$55,124	$—(1)
Leveraged Loans	3,757	—	3,757	—
Mortgage-Backed Security	182	—	182	—
Equity Securities:
Common Stocks	108	15	7	86
Preferred Stock	218	—	218	—
Rights	8	—	8	—
Warrant	35	—	35	—
Securities Lending Collateral	454	454	—	—
Total Investments	$59,886	$469	$59,331	$86

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $86 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Securities held by the Fund with an end of period value of $35 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2020.
See Notes to Schedule of Investments

NEWFLEET HIGH YIELD FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Funds calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.